Credit Facilities - Loans from third parties (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jan. 02, 2019 CNY (¥)	Jan. 02, 2019 USD ($)	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)
Line of Credit Facility [Line Items]
Total loans from third parties				$ 4,907,512			$ 6,206,256
Total non-current loans from a third parties				0			(3,131,007)
Total current loans from third parties				4,907,512			3,075,249
Repayments of short term third-party loans	¥ 800,000	$ 116,503	$ 322,285	6,138,861	$ 4,316,619
Short term debt due by the end of October 2019						¥ 700,000	101,940
Short term debt due on December 1, 2019						5,000,000	728,141
Short term debt due on March 31, 2020						5,000,000	728,141
Short term debt due on August 30, 2020						¥ 21,500,000	$ 3,131,007
Sichuan Toucu Financial Information Services Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate						9.00%	9.00%
Total loans from third parties				302,001			$ 407,758
Chongqing Puluosi Small Mortgage Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate						12.00%	12.00%
Total loans from third parties				4,530,011			$ 4,805,734
Chongqing Zhouyang Shipping Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate						18.00%	18.00%
Total loans from third parties				75,500			$ 72,814
Total current loans from third parties								¥ 20,000,000	$ 2,900,000	¥ 10,000,000	$ 1,500,000
Mei Yang
Line of Credit Facility [Line Items]
Weighted average interest rate						18.00%	18.00%
Total loans from third parties				0			$ 43,688
Ping Wang
Line of Credit Facility [Line Items]
Weighted average interest rate						9.89%	9.89%
Total loans from third parties				0			$ 48,057
Yuzhu Hu
Line of Credit Facility [Line Items]
Weighted average interest rate						14.40%	14.40%
Total loans from third parties				0			$ 160,191
Yixuan Liu
Line of Credit Facility [Line Items]
Weighted average interest rate						12.00%	12.00%
Total loans from third parties				0			$ 87,377
Shuming Yang
Line of Credit Facility [Line Items]
Weighted average interest rate						12.00%	12.00%
Total loans from third parties				0			$ 174,754
Qin Cao
Line of Credit Facility [Line Items]
Weighted average interest rate						24.00%	24.00%
Total loans from third parties				0			$ 72,814
Maohua Xia
Line of Credit Facility [Line Items]
Weighted average interest rate						24.00%	24.00%
Total loans from third parties				0			$ 223,848
Bangwei Zhu
Line of Credit Facility [Line Items]
Weighted average interest rate						12.00%	12.00%
Total loans from third parties				0			$ 36,407
Mei Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate						24.00%	24.00%
Total loans from third parties				$ 0			$ 72,814